Consolidated statement of cash flows - additional details - Non-cash investing and financing activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Treasury stock issued for settlement of equity-based compensation plan, net of withholding taxes	$ 128	$ 63	$ 54
Non-cash additions of right-of-use assets in exchange for a lease liability	81	115	107
Non-cash additions of property, plant & equipment	62	52	83
Non-cash additions of intangible assets	$ 105	$ 6	$ 33